Transactions and balances with related parties (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions and balances with related parties [Abstract]
Compensation	$ 56,201	$ 53,531	$ 42,295